Statements of Net and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue:	$ 0
Expenses:
Amortization	32,555	$ 29,041
Consulting fees	1,136,146	785,128
Stock based compensation	1,651,119	1,505,625
Insurance	480,362	252,514
Management salaries and fees	2,547,484	2,683,187
Marketing and investor relations	289,350	231,032
Office and general	436,051	412,039
Professional fees	943,535	485,639
Rent	58,064	97,782
Research and Development	51,418,056	32,858,339
Travel	272,594	350,016
Interest charges	422,989
Foreign exchange (gain)/loss	37,972	(979,894)
Total expenses	59,726,277	38,710,448
Finance Income (cost):
Interest	115,584	288,300
Gain on change in fair value of warrants	19,800,645	17,095,220
Warrant liability issue cost	(2,097,031)	(1,312,344)
Finance Income (cost)	17,819,198	16,071,176
Net and Comprehensive Loss For The Year	$ 41,907,079	$ 22,639,272
Basic and Diluted Loss Per Share	$ (1.37)	$ (1.36)
Basic and Diluted	30,689,545	16,635,092